Shareholders' Equity (Details 2) - USD ($) $ / shares in Units, shares in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2016	Jul. 05, 2015	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Common Stock, Shares Authorized	1,200.0		1,200.0		1,200.0	600.0
Treasury Stock [Abstract]
Treasury Stock, Shares, Acquired	6.5	2.1	31.2	3.9	13.8	13.9
Treasury Stock Acquired, Average Cost Per Share	$ 30.01	$ 45.98	$ 29.85	$ 48.29	$ 37.06	$ 41.51
Treasury Stock, Value, Acquired, Cost Method	$ 195,000,000	$ 98,000,000	$ 929,000,000	$ 188,000,000	$ 513,000,000	$ 578,000,000	$ 125,000,000
Treasury Stock Reissued During Period, Shares			1.1	2.1	2.3	0.5
Treasury Stock Reissued During Period, Value			$ 39,000,000	$ 90,000,000	$ 100,000,000	$ 20,000,000
Treasury Stock, Shares	58.2		58.2		28.2	16.7
Treasury Stock, Value	$ 2,014,000,000		$ 2,014,000,000		$ 1,124,000,000	$ 711,000,000
Aug. 1, 2014 Share Repurchase Program [Member]
Treasury Stock [Abstract]
Stock Repurchase Program, Authorized Amount	1,000,000,000		1,000,000,000		1,000,000,000
Stock Repurchase Program, Amount Utilized For Repurchases	1,000,000,000		1,000,000,000		613,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 0		$ 0		$ 387,000,000
Stock Repurchase Program Expiration Date			Aug. 01, 2016		Aug. 01, 2016